INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Schedule of components of income tax expense (recovery)

For the years ended December 31	2019	2018
Tax on profit
Current tax
Charge for the year	$685	$423
Adjustment in respect of prior years	25	45
	$710	$468
Deferred tax
Origination and reversal of temporary differences in the current year	$1,112	$821
Adjustment in respect of prior years	(39)	(91)
	$1,073	$730
Income tax expense	$1,783	$1,198
Tax expense related to continuing operations
Current
Canada	$5	$—
International	705	468
	$710	$468
Deferred
Canada	$—	$628
International	1,073	102
	$1,073	$730
Income tax expense	$1,783	$1,198

Reconciliation to Canadian statutory rate

Reconciliation to Canadian Statutory Rate
For the years ended December 31	2019	2018
At 26.5% statutory rate	$1,684	($63)
Increase (decrease) due to:
Allowances and special tax deductions[1]	(129)	(59)
Impact of foreign tax rates[2]	(264)	(4)
Expenses not tax deductible	78	74
Impairment charges not recognized in deferred tax assets	45	168
Goodwill impairment charges not tax deductible	—	54
Net currency translation losses on deferred tax balances	43	41
Tax impact from pass-through entities and equity accounted investments	(140)	(15)
Current year tax losses not recognized in deferred tax assets	8	100
Sale of 50% interest in Kalgoorlie	12	—
De-recognition of deferred tax assets	4	814
United States adjustment to one-time toll charge	—	(49)
Adjustments in respect of prior years	(13)	3
Increase to income tax related contingent liabilities	21	—
Impact of tax rate changes	(35)	—
Dominican Republic tax audit	—	42
United States withholding taxes	30	(107)
Other withholding taxes	24	14
Mining taxes	412	184
Other items	3	1
Income tax expense	$1,783	$1,198

[1]	We are able to claim certain allowances and tax deductions unique to extractive industries that result in a lower effective tax rate.

[2]	We operate in multiple foreign tax jurisdictions that have tax rates different than the Canadian statutory rate